Note 7 - Operating Activities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Income from government grants	$ 300	$ 400
General and administrative share-based compensation expenses		$ 0